Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Trade and Other Payables
NON-CURRENT
TRADE AND OTHER PAYABLES

Million US dollar	30 June 2020	31 December 2019
Indirect taxes payable	118	174
Trade payables	167	237
Deferred consideration on acquisitions	1 194	1 418
Other payables	139	113

Non-current trade and other payables	1 619	1 943

CURRENT TRADE AND OTHER PAYABLE
S

Million US dollar	30 June 2020	31 December 2019
Trade payables and accrued expenses	12 207	15 876
Payroll and social security payables	646	736
Indirect taxes payable	2 627	2 708
Interest payable	1 560	1 679
Consigned packaging	1 014	1 106
Dividends payable	342	338
Deferred income	19	21
Deferred consideration on acquisitions	229	221
Other payables	213	179

Current trade and other payables	18 857	22 864